Accounts payable and other (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts payable and other [Abstract]
Trade payables	408	386
Payroll-related accruals	351	340
Accrued charges	156	135
Accrued interest	125	105
Income and other taxes	96	294
Stock-based incentives liability	80	88
Personal injury and other claims provisions	45	82
Environmental provisions	41	31	63
Other postretirement benefits liability	18	17
Other	157	148
Total accounts payable and other	1,477	1,626